Segment information	3 Months Ended
Mar. 31, 2026
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to our Chief Executive Officer. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended March 31,
	2026	2025
Revenue:
Social casino games	$76,946	$70,281
iGaming	17,176	13,211
Total Revenue	$94,122	$83,492
Advertising expenses:
Social casino games	$9,134	$7,474
iGaming	5,966	5,066
Total advertising expenses	$15,100	$12,540
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,806	$303
iGaming	900	809
Total depreciation and amortization (including right-of-use assets)	$2,706	$1,112
Interest income:
Social casino games	$4,220	$3,806
iGaming	—	—
Total interest income	$4,220	$3,806
Interest expense:
Social casino games	$476	$447
iGaming	—	2
Total interest expense	$476	$449
Profit before income tax:
Social casino games	$44,724	$33,755
iGaming	(248)	(977)
Total profit before income tax	$44,476	$32,778
15.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographic location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographic location of our players (in thousands):

	Three months ended March 31,
	2026	2025
U.S.	$57,468	$61,014
Canada	4,522	4,550
United Kingdom	16,646	12,213
Germany	8,101	230
International-other	7,385	5,485
Total	$94,122	$83,492
The following table presents non-current assets by geographic regions (in thousands):

	March 31, 2026	December 31, 2025
Korea	$3,148	$2,084
U.S.	418,685	416,102
Europe	87,036	94,165
Total (1)	$508,869	$512,351
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the three months ended March 31, 2026 and 2025.